Description of the Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of the Business
South Bow Corporation (South Bow or the Company) is a critical energy infrastructure company that owns and operates liquids pipelines and facilities extending across Canada and the United States (U.S.), connecting significant crude oil supply to key refining and demand markets in the U.S. Midwest and Gulf Coast. South Bow's operations are presented in three reportable segments: Keystone Pipeline System, Marketing, and Intra-Alberta & Other.